Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Michelle Mathews-Spradlin [Member]
Pay vs Performance Disclosure
Fees Earned Or Paid Cash	$ 140,000
Stock Awards	165,000
Option Awards	0
NonEquity Incentive Plan Compensation	0
Nonqualified Deferred Compensation Earnings	0
Pension (from Summary Compensation Table)	0
Total	305,000
Kenneth Gilbert [Member]
Pay vs Performance Disclosure
Fees Earned Or Paid Cash	50,000
Stock Awards	165,000
Option Awards	0
NonEquity Incentive Plan Compensation	0
Nonqualified Deferred Compensation Earnings	0
Pension (from Summary Compensation Table)	0
Total	215,000
Scott Cohen [Member]
Pay vs Performance Disclosure
Fees Earned Or Paid Cash	70,000
Stock Awards	165,000
Option Awards	0
NonEquity Incentive Plan Compensation	0
Nonqualified Deferred Compensation Earnings	0
Pension (from Summary Compensation Table)	0
Total	235,000
Alexander Shoghi [Member]
Pay vs Performance Disclosure
Fees Earned Or Paid Cash	0
Stock Awards	227,500
Option Awards	0
NonEquity Incentive Plan Compensation	0
Nonqualified Deferred Compensation Earnings	0
Pension (from Summary Compensation Table)	0
Total	227,500
John Paterson [Member]
Pay vs Performance Disclosure
Fees Earned Or Paid Cash	0
Stock Awards	0
Option Awards	0
NonEquity Incentive Plan Compensation	0
Nonqualified Deferred Compensation Earnings	0
Pension (from Summary Compensation Table)	0
Total	$ 0